Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets [Abstract]
Schedule of indefinite life intangible assets
	Orbital slots	Trade name	Intellectual property	Total indefinite life intangible assets
Cost as at January 1, 2018	$606,743	$17,000	$25,738	$649,481
Additions	—	—	21,311	21,311
Disposals/retirements	—	—	—	—
Impact of foreign exchange	3,252	—	—	3,252
Cost as at December 31, 2018 and January 1, 2019	609,995	17,000	47,049	674,044
Additions(1)	—	—	20,137	20,137
Disposals/retirements	—	—	—	—
Impact of foreign exchange	(1,974)	—	(1,364)	(3,338)
Cost as at December 31, 2019	$608,021	$17,000	$65,822	$690,843
Accumulated impairment as at January 1, 2018	$(1,100)	$—	$—	$(1,100)
Impairment	—	—	—	—
Accumulated impairment as at December 31, 2018 and January 1, 2019	(1,100)	—	—	(1,100)
Impairment	—	—	—	—
Accumulated impairment as at December 31, 2019	$(1,100)	$—	$—	$(1,100)
Net carrying values
As at December 31, 2018	$608,895	$17,000	$47,049	$672,944
As at December 31, 2019	$606,921	$17,000	$65,822	$689,743

(1)      Additions for intellectual property are net of a reduction related to the government grant of $3.3 million.

Schedule of finite life intangible assets

	Revenue backlog	Customer relationships	Customer contracts	Transponder rights	Concession rights	Other	Total finite life intangible assets
Cost as at January 1, 2018	$235,635	$198,314	$23,142	$16,718	$35,590	$59	$509,458
Additions	—	—	—	—	36	—	36
Disposals/retirements	—	—	—	—	(94)	—	(94)
Impact of foreign exchange	320	413	—	—	(2,658)	—	(1,925)
Cost as at December 31, 2018 and January 1, 2019	235,955	198,727	23,142	16,718	32,874	59	507,475
Additions	—	—	—	—	162	—	162
Disposals/retirements	(11,051)	—	(10,284)	—	(290)	—	(21,625)
Impact of foreign exchange	(1,240)	(251)	—	—	(2,598)	—	(4,089)
Cost as at December 31, 2019	$223,664	$198,476	$12,858	$16,718	$30,148	$59	$481,923
Accumulated amortization and impairment as at January 1, 2018	$(199,423)	$(120,142)	$(9,225)	$(10,942)	$(5,079)	$(33)	$(344,844)
Amortization	(8,020)	(10,114)	(2,891)	(924)	(2,352)	(4)	(24,305)
Disposals/retirements	—	—	—	—	94	—	94
Impact of foreign exchange	(327)	(308)	—	—	425	—	(210)
Accumulated amortization and impairment as at December 31, 2018 and January 1, 2019	(207,770)	(130,564)	(12,116)	(11,866)	(6,912)	(37)	(369,265)
Amortization	(7,291)	(7,495)	(5,119)	(1,078)	(2,291)	(3)	(23,277)
Disposals/retirements	11,051	—	10,284	—	234	—	21,569
Impact of foreign exchange	1,227	142	—	—	729	—	2,098
Accumulated amortization and impairment as at December 31, 2019	$(202,783)	$(137,917)	$(6,951)	$(12,944)	$(8,240)	$(40)	$(368,875)
Net carrying values
As at December 31, 2018	$28,185	$68,163	$11,026	$4,852	$25,962	$22	$138,210
As at December 31, 2019	$20,881	$60,559	$5,907	$3,774	$21,908	$19	$113,048

Schedule of indefinite and finite life intangible assets
As at December 31, 2019			As at December 31, 2018
	Cost	Accumulated amortization and impairment	Net carrying value	Cost	Accumulated amortization and impairment	Net carrying value
Indefinite life intangibles	$690,843	$(1,100)	$689,743	$674,044	$(1,100)	$672,944
Finite life intangibles	481,923	(368,875)	113,048	507,475	(369,265)	138,210
Total intangibles	$1,172,766	$(369,975)	$802,791	$1,181,519	$(370,365)	$811,154

Schedule of remaining useful lives of intangible assets
Years
Revenue backlog	5
Customer relationships	1 to 9
Customer contracts	7
Transponder rights	3
Concession rights	1 to 11
Patent	6